Share-Based Compensation - Disclosure Weighted Average Assumptions and Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) year	Dec. 31, 2021 CAD ($) year	Dec. 31, 2020 CAD ($) year
Disclosure of Share-based Payment Arrangements [Abstract]
Risk-free interest rate	3.35%	0.66%	0.34%
Expected life | year	3.0	3.0	3.0
Expected share price volatility	96.02%	110.45%	110.82%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of options (cad per share) | $	$ 1.24	$ 1.99	$ 2.12